Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Linde plc	245,436	100,707
	Newmont Corp. (XNYS)	574,210	52,098
	Freeport-McMoRan Inc.	747,534	32,129
	Air Products & Chemicals Inc.	116,105	30,309
	Fastenal Co.	599,938	24,237
	Nucor Corp.	120,037	19,145
	Steel Dynamics Inc.	73,387	12,317
	International Paper Co.	273,789	10,809
	International Flavors & Fragrances Inc.	133,803	9,297
	Avery Dennison Corp.	40,675	7,011
	CF Industries Holdings Inc.	84,294	6,634
	Southern Copper Corp.	43,530	5,867
			310,560
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	5,013,562	1,169,263
*	Tesla Inc.	1,470,114	632,399
*	Netflix Inc.	2,215,013	238,291
	Costco Wholesale Corp.	231,983	211,937
	Home Depot Inc.	520,378	185,733
	McDonald's Corp.	373,619	116,502
	Walt Disney Co.	946,473	98,878
*	Uber Technologies Inc.	1,052,245	92,114
	TJX Cos. Inc.	584,592	88,811
	Booking Holdings Inc.	17,002	83,560
	Lowe's Cos. Inc.	292,923	71,028
	Starbucks Corp.	594,448	51,782
*	MercadoLibre Inc.	24,621	51,009
*	Spotify Technology SA	80,394	48,146
*	O'Reilly Automotive Inc.	445,408	45,298
	NIKE Inc. Class B	604,688	39,081
	Marriott International Inc. Class A	118,967	36,260
	Royal Caribbean Cruises Ltd.	132,415	35,255
*	AutoZone Inc.	8,730	34,521
	Hilton Worldwide Holdings Inc.	120,617	34,379
*	Roblox Corp. Class A	319,296	30,343
	Ross Stores Inc.	168,371	29,694
*	Warner Bros Discovery Inc.	1,217,254	29,214
	Ford Motor Co.	2,040,231	27,094
	Electronic Arts Inc.	131,426	26,552
*	Airbnb Inc. Class A	222,255	26,002
*	Carvana Co.	68,982	25,834
*	Chipotle Mexican Grill Inc.	701,037	24,200
*	Take-Two Interactive Software Inc.	95,210	23,428
	Yum! Brands Inc.	145,684	22,320
	DR Horton Inc.	139,167	22,129
	Target Corp.	237,549	21,527
	eBay Inc.	240,718	19,929
*	Coupang Inc.	648,865	18,272
*	Copart Inc.	462,144	18,014
	Garmin Ltd.	85,169	16,635
	Expedia Group Inc.	63,231	16,168
[1]	Lennar Corp. Class A	113,905	14,956
*	Carnival Corp.	564,795	14,560
	PulteGroup Inc.	102,717	13,065
*	Ulta Beauty Inc.	23,590	12,711
	Dollar General Corp.	114,760	12,565
	Estee Lauder Cos. Inc. Class A	128,018	12,043
*	Dollar Tree Inc.	102,964	11,409
	Williams-Sonoma Inc.	61,869	11,137

		Shares	Market Value ($000)
*	NVR Inc.	1,465	10,998
*	Live Nation Entertainment Inc.	82,677	10,868
*	Liberty Media Corp.-Liberty Formula One Class C	109,540	10,514
*	Lululemon Athletica Inc.	55,036	10,137
	Genuine Parts Co.	72,524	9,457
*	Trade Desk Inc. Class A	233,342	9,231
	Rollins Inc.	146,761	9,023
*	Aptiv plc	113,438	8,797
*	Burlington Stores Inc.	32,862	8,289
	Best Buy Co. Inc.	101,064	8,012
	Fox Corp. Class A	110,837	7,260
	Omnicom Group Inc.	100,933	7,229
	Domino's Pizza Inc.	16,621	6,975
*	Rivian Automotive Inc. Class A	404,573	6,821
*	Deckers Outdoor Corp.	77,226	6,798
	News Corp. Class A	197,780	5,079
	Fox Corp. Class B	78,016	4,545
*	United Airlines Holdings Inc.	42,785	4,362
	Southwest Airlines Co.	68,625	2,389
	News Corp. Class B	66,047	1,944
*	Liberty Media Corp.-Liberty Formula One Class A	11,905	1,046
	Lennar Corp. Class B	5,041	623
			4,014,445
Consumer Staples (3.5%)
	Procter & Gamble Co.	1,227,609	181,883
	Coca-Cola Co.	2,032,533	148,619
	PepsiCo Inc.	716,193	106,527
	McKesson Corp.	65,594	57,796
	CVS Health Corp.	654,598	52,603
	Mondelez International Inc. Class A	677,107	38,981
	Cencora Inc.	95,699	35,306
	Colgate-Palmolive Co.	420,167	33,777
*	Monster Beverage Corp.	364,597	27,341
	Corteva Inc.	357,543	24,123
	Kroger Co.	316,947	21,324
	Sysco Corp.	253,578	19,323
	Kimberly-Clark Corp.	173,656	18,949
	Keurig Dr Pepper Inc.	676,813	18,883
	Kenvue Inc.	993,034	17,229
	Archer-Daniels-Midland Co.	249,765	15,171
	Hershey Co.	76,122	14,317
	General Mills Inc.	286,118	13,548
	Kellanova	145,157	12,141
	Kraft Heinz Co.	446,453	11,389
	Church & Dwight Co. Inc.	128,787	10,968
	McCormick & Co. Inc.	132,392	8,934
	Tyson Foods Inc. Class A	146,295	8,492
	Clorox Co.	64,439	6,956
	Hormel Foods Corp.	151,320	3,512
			908,092
Energy (0.1%)
*	First Solar Inc.	53,037	14,475
Financials (9.5%)
	JPMorgan Chase & Co.	1,451,527	454,444
	Bank of America Corp.	3,525,106	189,122
	Goldman Sachs Group Inc.	157,115	129,783
	Morgan Stanley	601,938	102,125
	Citigroup Inc.	954,294	98,865
	Charles Schwab Corp.	891,968	82,712
	S&P Global Inc.	160,168	79,897
	Progressive Corp.	306,266	70,071
	Chubb Ltd.	194,509	57,610
	Blackstone Inc.	382,533	56,011
	CME Group Inc.	187,958	52,903
*	Robinhood Markets Inc. Class A	386,795	49,699
	Marsh & McLennan Cos. Inc.	257,943	47,320
	Intercontinental Exchange Inc.	298,161	46,901
	Bank of New York Mellon Corp.	368,804	41,343

		Shares	Market Value ($000)
	US Bancorp	816,294	40,039
	Moody's Corp.	81,246	39,874
	PNC Financial Services Group Inc.	206,512	39,386
	Aon plc Class A (XNYS)	109,738	38,839
	Travelers Cos. Inc.	118,157	34,603
	Arthur J Gallagher & Co.	132,535	32,818
	Truist Financial Corp.	674,203	31,350
*	NU Holdings Ltd. Class A	1,748,215	30,401
*	Coinbase Global Inc. Class A	109,827	29,963
	Allstate Corp.	137,911	29,372
	Apollo Global Management Inc.	215,461	28,409
	Aflac Inc.	254,593	28,084
	American International Group Inc.	301,127	22,934
	Ameriprise Financial Inc.	49,933	22,756
	MetLife Inc.	294,029	22,511
	MSCI Inc.	39,304	22,156
	Hartford Insurance Group Inc.	146,810	20,117
	Prudential Financial Inc.	185,336	20,063
	Nasdaq Inc.	215,526	19,596
*	Arch Capital Group Ltd.	190,676	17,908
	State Street Corp.	147,918	17,605
	Willis Towers Watson plc	51,115	16,408
	M&T Bank Corp.	81,808	15,562
	Ares Management Corp. Class A	98,321	15,422
	Fifth Third Bancorp	347,951	15,122
	Raymond James Financial Inc.	95,537	14,955
	LPL Financial Holdings Inc.	41,639	14,825
	Cboe Global Markets Inc.	54,743	14,133
	Broadridge Financial Solutions Inc.	60,891	13,889
*	Markel Group Inc.	6,510	13,544
	Cincinnati Financial Corp.	80,484	13,488
	Huntington Bancshares Inc.	809,044	13,187
	Northern Trust Corp.	99,312	13,044
	Citizens Financial Group Inc.	227,257	12,295
	Regions Financial Corp.	469,348	11,945
	W R Berkley Corp.	151,602	11,778
	Brown & Brown Inc.	145,757	11,723
	T Rowe Price Group Inc.	114,381	11,710
	Principal Financial Group Inc.	116,122	9,849
	First Citizens BancShares Inc. Class A	4,968	9,329
	Credicorp Ltd.	36,014	9,263
	KeyCorp	494,451	9,088
	Fidelity National Financial Inc.	135,929	8,078
	Equitable Holdings Inc.	157,222	7,341
	Everest Group Ltd.	21,959	6,902
	FactSet Research Systems Inc.	19,854	5,505
	Franklin Resources Inc.	160,784	3,632
	CNA Financial Corp.	11,110	519
			2,450,126
Health Care (10.1%)
	Eli Lilly & Co.	418,709	450,309
	AbbVie Inc.	925,907	210,829
	UnitedHealth Group Inc.	475,597	156,838
	Merck & Co. Inc.	1,316,868	138,047
	Abbott Laboratories	905,004	116,655
	Thermo Fisher Scientific Inc.	197,368	116,611
*	Intuitive Surgical Inc.	186,523	106,967
	Amgen Inc.	281,114	97,114
	Gilead Sciences Inc.	650,898	81,909
*	Boston Scientific Corp.	771,464	78,365
	Pfizer Inc.	2,969,125	76,425
	Danaher Corp.	333,432	75,616
	Medtronic plc	670,246	70,597
	Stryker Corp.	179,896	66,774
*	Vertex Pharmaceuticals Inc.	134,408	58,281
	Bristol-Myers Squibb Co.	1,065,105	52,403
	HCA Healthcare Inc.	89,306	45,393
	Regeneron Pharmaceuticals Inc.	54,508	42,527
	Elevance Health Inc.	118,190	39,979

		Shares	Market Value ($000)
	Cigna Group	137,692	38,179
*	IDEXX Laboratories Inc.	42,177	31,754
	Zoetis Inc.	233,226	29,895
*	Alnylam Pharmaceuticals Inc.	65,233	29,435
	Becton Dickinson & Co.	149,495	29,005
	Cardinal Health Inc.	124,717	26,472
*	Edwards Lifesciences Corp.	300,802	26,071
	Agilent Technologies Inc.	148,910	22,858
*	IQVIA Holdings Inc.	88,279	20,305
	ResMed Inc.	76,300	19,520
	GE HealthCare Technologies Inc.	239,202	19,134
*	Veeva Systems Inc. Class A	77,149	18,538
	Humana Inc.	63,076	15,502
*	Biogen Inc.	76,326	13,898
	STERIS plc	51,301	13,660
*	Dexcom Inc.	204,287	12,966
*	Waters Corp.	31,114	12,552
*	Insulet Corp.	36,636	11,987
	Labcorp Holdings Inc.	43,657	11,734
	Quest Diagnostics Inc.	58,235	11,017
*	Illumina Inc.	82,718	10,873
	West Pharmaceutical Services Inc.	37,430	10,378
	Zimmer Biomet Holdings Inc.	103,438	10,087
*	Centene Corp.	256,258	10,081
*	Hologic Inc.	116,641	8,745
*	Incyte Corp.	82,726	8,642
*	Cooper Cos. Inc.	104,155	8,117
	Royalty Pharma plc Class A	198,258	7,934
*	Align Technology Inc.	35,840	5,275
	Baxter International Inc.	267,851	5,020
*	Molina Healthcare Inc.	28,040	4,157
			2,585,430
Industrials (6.9%)
	Visa Inc. Class A	890,195	297,717
	Mastercard Inc. Class A	425,212	234,092
	American Express Co.	287,065	104,856
	Accenture plc Class A	327,168	81,792
	Capital One Financial Corp.	328,529	71,971
	Deere & Co.	127,695	59,313
	Automatic Data Processing Inc.	212,963	54,369
	Trane Technologies plc	116,511	49,107
	CRH plc	354,459	42,521
	Johnson Controls International plc	345,035	40,131
	Illinois Tool Works Inc.	153,144	38,176
	United Parcel Service Inc. Class B (XNYS)	383,615	36,747
	Cintas Corp.	179,686	33,425
	PayPal Holdings Inc.	499,953	31,342
	FedEx Corp.	112,019	30,881
	PACCAR Inc.	269,334	28,393
	United Rentals Inc.	33,543	27,344
	Ferguson Enterprises Inc.	101,219	25,474
	Carrier Global Corp.	414,613	22,754
*	Fair Isaac Corp.	12,247	22,116
*	Axon Enterprise Inc.	38,986	21,058
	Vulcan Materials Co.	69,089	20,536
*	Block Inc. (XNYS)	284,597	19,011
	Paychex Inc.	168,628	18,834
	Otis Worldwide Corp.	206,522	18,350
	Fidelity National Information Services Inc.	275,187	18,099
*	Keysight Technologies Inc.	89,914	17,798
*	Fiserv Inc.	282,700	17,378
	Ingersoll Rand Inc. (XYNS)	210,895	16,943
	Verisk Analytics Inc.	73,138	16,461
*	Mettler-Toledo International Inc.	10,871	16,053
	Synchrony Financial	194,290	15,030
	Equifax Inc.	64,688	13,738
	Old Dominion Freight Line Inc.	97,368	13,173
	Dover Corp.	70,847	13,127
	Veralto Corp.	124,569	12,609

		Shares	Market Value ($000)
	Expeditors International of Washington Inc.	71,607	10,519
*	Corpay Inc.	35,499	10,501
*	Trimble Inc.	124,570	10,143
	Smurfit WestRock plc	272,128	9,712
	Global Payments Inc.	127,526	9,661
	Fortive Corp.	177,512	9,493
	Packaging Corp. of America	46,181	9,424
	Snap-on Inc.	26,797	9,112
	Pentair plc	85,531	9,001
	DuPont de Nemours Inc.	218,614	8,694
	TransUnion	101,924	8,669
	Allegion plc	44,996	7,471
	Ball Corp.	145,082	7,186
	Masco Corp.	110,329	7,157
	JB Hunt Transport Services Inc.	40,723	7,084
*	Zebra Technologies Corp. Class A	26,578	6,718
	Jack Henry & Associates Inc.	37,961	6,623
*	Builders FirstSource Inc.	56,730	6,367
	CNH Industrial NV	458,941	4,328
	Ralliant Corp.	59,165	2,921
			1,761,503
Real Estate (2.1%)
	Welltower Inc.	349,751	72,825
	Prologis Inc.	484,797	62,311
	American Tower Corp.	244,471	44,315
	Equinix Inc.	51,076	38,476
	Simon Property Group Inc.	169,327	31,549
	Digital Realty Trust Inc.	176,282	28,226
	Realty Income Corp.	472,673	27,231
*	CBRE Group Inc. Class A	155,399	25,148
	Public Storage	82,542	22,661
	Crown Castle Inc.	226,747	20,697
	Ventas Inc.	236,756	19,090
*	CoStar Group Inc.	218,206	15,013
	Extra Space Storage Inc.	110,081	14,659
	AvalonBay Communities Inc.	74,305	13,519
	Iron Mountain Inc.	153,296	13,237
	Equity Residential	197,874	12,219
	SBA Communications Corp.	56,098	10,898
	Invitation Homes Inc.	319,560	9,012
	Essex Property Trust Inc.	33,324	8,785
	Sun Communities Inc.	66,065	8,512
	Mid-America Apartment Communities Inc.	60,840	8,268
	WP Carey Inc.	113,334	7,635
	Kimco Realty Corp.	349,394	7,218
	Regency Centers Corp.	94,450	6,721
*	Zillow Group Inc. Class C	85,224	6,339
	UDR Inc.	172,738	6,291
	Alexandria Real Estate Equities Inc.	89,685	4,813
*	Zillow Group Inc. Class A	25,881	1,873
	Millrose Properties Inc.	1,149	35
			547,576
Technology (48.3%)
	NVIDIA Corp.	12,232,141	2,165,089
	Apple Inc.	7,619,564	2,124,715
	Microsoft Corp.	3,876,187	1,907,123
	Alphabet Inc. Class A	3,038,031	972,717
	Broadcom Inc.	2,413,746	972,643
	Alphabet Inc. Class C	2,473,720	791,887
	Meta Platforms Inc. Class A	1,141,138	739,400
*	Palantir Technologies Inc. Class A	1,141,632	192,308
*	Advanced Micro Devices Inc.	841,684	183,092
	Oracle Corp.	865,419	174,771
	Micron Technology Inc.	583,965	138,096
	Salesforce Inc.	487,964	112,495
	Applied Materials Inc.	419,199	105,743
	Lam Research Corp.	668,286	104,253
	QUALCOMM Inc.	564,622	94,907
*	Intel Corp.	2,283,983	92,638

		Shares	Market Value ($000)
	Intuit Inc.	142,703	90,485
*	ServiceNow Inc.	108,018	87,755
	KLA Corp.	69,553	81,757
	Texas Instruments Inc.	475,001	79,928
*	AppLovin Corp. Class A	124,606	74,699
*	Adobe Inc.	222,434	71,208
*	Palo Alto Networks Inc.	343,312	65,274
*	Crowdstrike Holdings Inc. Class A	127,646	64,992
*	Cadence Design Systems Inc.	142,605	44,470
*	Snowflake Inc.	163,357	41,042
	Marvell Technology Inc.	451,790	40,390
*	Synopsys Inc.	96,466	40,324
*	DoorDash Inc. Class A	187,519	37,198
	Vertiv Holdings Co. Class A	198,826	35,735
	Corning Inc.	408,052	34,358
*	Autodesk Inc.	111,348	33,776
*	Cloudflare Inc. Class A	161,280	32,290
	Seagate Technology Holdings plc	110,680	30,624
	Western Digital Corp.	180,897	29,546
*	Fortinet Inc.	332,546	26,979
*	Datadog Inc. Class A	161,225	25,798
	NXP Semiconductors NV	131,887	25,710
	Roper Technologies Inc.	56,112	25,038
*	Strategy Inc.	137,981	24,448
*	Workday Inc. Class A	112,451	24,247
	Monolithic Power Systems Inc.	24,191	22,453
	Cognizant Technology Solutions Corp. Class A	258,027	20,051
	Teradyne Inc.	84,032	15,285
	Hewlett Packard Enterprise Co.	685,182	14,985
	Microchip Technology Inc.	275,770	14,776
*	Pure Storage Inc. Class A	162,277	14,436
*	MongoDB Inc.	41,208	13,696
*	Zscaler Inc.	51,021	12,832
*	Atlassian Corp. Ltd. Class A	84,563	12,644
	HP Inc.	492,745	12,033
*	Zoom Communications Inc.	137,265	11,662
	NetApp Inc.	104,475	11,655
*	Flex Ltd.	195,095	11,532
	VeriSign Inc.	44,043	11,098
*	ON Semiconductor Corp.	220,438	11,075
*	PTC Inc.	62,295	10,928
*	Tyler Technologies Inc.	22,485	10,559
	CDW Corp.	68,719	9,911
*	HubSpot Inc.	26,589	9,767
*	Twilio Inc. Class A	73,936	9,589
	SS&C Technologies Holdings Inc.	110,583	9,504
*	GoDaddy Inc. Class A	71,795	9,180
*	Gartner Inc.	39,176	9,118
*	Super Micro Computer Inc. (XNGS)	268,486	9,088
	Qnity Electronics Inc.	109,438	8,874
*	Check Point Software Technologies Ltd.	43,739	8,169
*	Pinterest Inc. Class A	308,868	8,068
	Gen Digital Inc. (XNGS)	287,267	7,575
*	Docusign Inc.	105,022	7,283
*	F5 Inc.	30,112	7,202
*	Okta Inc.	86,139	6,920
*	GLOBALFOUNDRIES Inc.	53,564	1,920
			12,393,816
Telecommunications (2.2%)
	Cisco Systems Inc.	2,080,235	160,053
	AT&T Inc.	3,666,211	95,395
	Verizon Communications Inc.	2,207,358	90,745
*	Arista Networks Inc.	539,160	70,457
	Comcast Corp. Class A	1,914,092	51,087
	T-Mobile US Inc.	237,352	49,609
	Motorola Solutions Inc.	87,081	32,192
*	Charter Communications Inc. Class A	46,143	9,234
	Ubiquiti Inc.	2,202	1,284
			560,056

		Shares	Market Value ($000)
Utilities (0.4%)
	Waste Management Inc.	193,352	42,126
	Exelon Corp.	528,341	24,895
	Republic Services Inc.	105,874	22,981
	American Water Works Co. Inc.	101,763	13,236
			103,238
Total Common Stocks (Cost $10,327,166)			25,649,317
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[2,3]	Vanguard Market Liquidity Fund, 4.024% (Cost $31,228)	312,279	31,228
Total Investments (100.0%) (Cost $10,358,394)			25,680,545
Other Assets and Liabilities—Net (0.0%)			8,978
Net Assets (100%)			25,689,523
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,504.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $10,720 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2025	121	41,500	858
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.